Business Segment Information: Schedule of Segment Reporting Information, by Segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Sep. 30, 2013		Sep. 30, 2012		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues
Life and health premiums, net	$ 36	[1]	$ 757	[1]	$ 105	[1]	$ 2,402	[1]	$ (20,459)	[1]	$ 3,409	[1]	$ 3,744	[1]
Contract charges	6		113		14		345		460		501		533
Net investment income	32		493	[2]	138		1,602		1,928		2,175		2,090
Total revenues	74		1,363		257		4,407		(13,752)		6,204		6,612
Benefits and expenses
Life and health insurance claims and benefits, net	29	[1]	1,402	[1]	118	[1]	2,504	[1]	(20,028)	[1]	2,268	[1]	2,261	[1]
Interest credited to policyholder account balances	2		41		6		124		158		164		163
Operating and other expenses	40		645		71		1,175		1,087		1,040		827
Total benefits and expenses	71		2,088		195		3,803		(18,783)		3,472		3,251
Income (loss) before income taxes	3		(725)		62		604		5,031		2,732		3,361
Income tax expense (benefit)	(8)		(285)		83		151		1,679		921		1,074
Net income (loss)	11		(440)		(21)		453		3,352		1,811		2,287
Change in unrealized gains (losses), net of tax expense (benefit)	(3)	[3]	355	[4]	(129)	[5]	557	[6]	390	[7]	1,334	[8]	793	[9]
Other Comprehensive Income (Loss)	(3)		355		(129)		534		(2,264)		1,217		634
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	8		(85)		(150)		987		1,088		3,028		2,921
Reinsurance recoverable from affiliate	26,413				26,413				26,391
Assets on deposit	28,769				28,769
Claim and policy benefit reserves - life and health	23,660				23,660				24,112		23,974
Policyholder account balances	32,504				32,504				3,797		3,885
Life and Health
Revenues
Life and health premiums, net	36				105
Contract charges	6				14
Net investment income	32				138
Total revenues	74				257
Benefits and expenses
Life and health insurance claims and benefits, net	29				118
Interest credited to policyholder account balances	2				6
Operating and other expenses	40				71
Total benefits and expenses	71				195
Income (loss) before income taxes	3				62
Income tax expense (benefit)	(8)				83
Net income (loss)	11				(21)
Change in unrealized gains (losses), net of tax expense (benefit)	(3)				(129)
Other Comprehensive Income (Loss)	(3)				(129)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	8				(150)
Reinsurance recoverable from affiliate	26,413				26,413
Claim and policy benefit reserves - life and health	23,660				23,660
Policyholder account balances	3,735				3,735
Annuities
Benefits and expenses
Assets on deposit	28,769				28,769
Policyholder account balances	$ 28,769				$ 28,769

[1]	See Note 7.
[2]	Includes $35 of accumulated other comprehensive income reclassification for unrealized net gains on available-for-sale securities.
[3]	Net of tax expense (benefit) ($1)
[4]	Net of tax expense (benefit) ($90)
[5]	Net of tax expense (benefit) $191
[6]	Net of tax expense (benefit) $300
[7]	Net of tax expense (benefit) $210
[8]	Net of tax expense (benefit) $716
[9]	Net of tax expense (benefit) $428